Risk Management - Summary of Potential Immediate Impact on Contractual Service Margin, Other Comprehensive Income to Shareholders, Total Comprehensive Income to Shareholders and MLI's LICAT Ratio from Changes to Public Equity Market Values (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
-30% [member]
Disclosure of potential immediate impact on contractual service margin other comprehensive income to shareholders total comprehensive income to shareholders and MLI LICAT ratio from changes to public equity market values [line items]
Variable annuity guarantees reported in CSM	$ (3,810)	$ (3,410)
Impact of risk mitigation — hedging	1,150	1,200
Impact of risk mitigation — reinsurance	1,850	1,480
VA net of risk mitigation	(810)	(730)
General fund equity	(940)	(520)
Contractual service margin	(1,750)	(1,250)
Other comprehensive income attributed to shareholders	(730)	(620)
Total comprehensive income attributed to shareholders	(1,920)	(2,080)
-20% [member]
Disclosure of potential immediate impact on contractual service margin other comprehensive income to shareholders total comprehensive income to shareholders and MLI LICAT ratio from changes to public equity market values [line items]
Variable annuity guarantees reported in CSM	(2,370)	(2,140)
Impact of risk mitigation — hedging	700	740
Impact of risk mitigation — reinsurance	1,140	930
VA net of risk mitigation	(530)	(470)
General fund equity	(610)	(370)
Contractual service margin	(1,140)	(840)
Other comprehensive income attributed to shareholders	(490)	(410)
Total comprehensive income attributed to shareholders	(1,290)	(1,330)
-10% [member]
Disclosure of potential immediate impact on contractual service margin other comprehensive income to shareholders total comprehensive income to shareholders and MLI LICAT ratio from changes to public equity market values [line items]
Variable annuity guarantees reported in CSM	(1,100)	(1,010)
Impact of risk mitigation — hedging	310	340
Impact of risk mitigation — reinsurance	530	440
VA net of risk mitigation	(260)	(230)
General fund equity	(300)	(210)
Contractual service margin	(560)	(440)
Other comprehensive income attributed to shareholders	(240)	(210)
Total comprehensive income attributed to shareholders	(640)	(630)
+10% [member]
Disclosure of potential immediate impact on contractual service margin other comprehensive income to shareholders total comprehensive income to shareholders and MLI LICAT ratio from changes to public equity market values [line items]
Variable annuity guarantees reported in CSM	940	890
Impact of risk mitigation — hedging	(250)	(280)
Impact of risk mitigation — reinsurance	(450)	(390)
VA net of risk mitigation	240	220
General fund equity	290	240
Contractual service margin	530	460
Other comprehensive income attributed to shareholders	230	210
Total comprehensive income attributed to shareholders	620	610
+20% [member]
Disclosure of potential immediate impact on contractual service margin other comprehensive income to shareholders total comprehensive income to shareholders and MLI LICAT ratio from changes to public equity market values [line items]
Variable annuity guarantees reported in CSM	1,760	1,670
Impact of risk mitigation — hedging	(450)	(510)
Impact of risk mitigation — reinsurance	(830)	(730)
VA net of risk mitigation	480	430
General fund equity	590	490
Contractual service margin	1,070	920
Other comprehensive income attributed to shareholders	460	400
Total comprehensive income attributed to shareholders	1,240	1,180
+30% [member]
Disclosure of potential immediate impact on contractual service margin other comprehensive income to shareholders total comprehensive income to shareholders and MLI LICAT ratio from changes to public equity market values [line items]
Variable annuity guarantees reported in CSM	2,470	2,360
Impact of risk mitigation — hedging	(600)	(690)
Impact of risk mitigation — reinsurance	(1,150)	(1,030)
VA net of risk mitigation	720	640
General fund equity	870	730
Contractual service margin	1,590	1,370
Other comprehensive income attributed to shareholders	680	600
Total comprehensive income attributed to shareholders	$ 1,840	$ 1,780